S000006730 [Member] Investment Objectives and Goals - Quality Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: QUALITY BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Quality Bond Fund (the “Fund”) seeks to maximize total return over the long term consistent with the preservation of capital.